Investments in an Equity Investee	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AN EQUITY INVESTEE
6.	INVESTMENTS IN AN EQUITY INVESTEE

As of December 31, 2020, the Company’s investments in equity investees were comprised of the following:

	Investment	% of ownership	Investment dates
Hangzhou Yihe Network Technology Co., Ltd. (“Hangzhou Yihe”)	410,000	20%	December 17, 2019
Less: Impairment of investment in Hangzhou Yihe	(410,000)
	$-

October 14, 2019, the Company entered into an agreement with Hangzhou Yihe and agreed to issue 1,253,814 shares of the Company’s common stock to acquire 20% equity interest in Hangzhou Yihe. On December 17, 2019, the Company closed the acquisition.

For the year ended December 31, 2020, Hangzhou Yihe did not resume operations as affected by COVID-19. As a result, the Company had no share of results of equity investees for the period. Because the resume of business was unknown and the Company did not further focus on used luxurious car leasing business, the management determined the decline in fair value below the carrying value is other-than-temporary. As of December 31, 2020, the Company provided full impairment against the investment in the equity investee.